Short-Term Investments - Schedule of Changes in Level 2 Available-for-Sale Securities Measured on a Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short Term Investments [Abstract]
Beginning balance		$ 532,912
Purchases	$ 10,091,454	8,995,273
Redemption	(8,956,178)	(9,437,363)
Realized gain(loss)	11,743	(72,755)
Exchange difference	(263)	$ (18,067)
Ending balance	$ 1,146,756